Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Mar. 31, 2026
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following:

	March 31,
	2025	2026
Rental and utility deposit	$23	$26
Advance to suppliers	58	76
Prepayment	412	356
Dividend receivable	222	119
Others	897	798
	$1,612	$1,375